Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity

The following table summarizes the stock option activity during the three-months ended March 31, 2017:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2017	927,592	$1.70	7.48	$1,030,217
Granted	—	$—
Exercised	—	$—
Expired/cancelled	(2,886)	$2.11

Outstanding, March 31, 2017	924,706	$1.70	7.24	$3,056,035

Expected to vest, March 31, 2017	265,647	$1.81	8.45	$848,613
Options exercisable, March 31, 2017	659,059	$1.65	6.75	$2,207,422

The following table summarizes the stock option activity during 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2016	907,485	$1.66		$135,711
Granted	50,228	1.80
Exercised	(21,870)	0.87
Expired/cancelled	(8,251)	1.24

Outstanding, December 31, 2016	927,592	$1.70	7.48	$1,030,217

Expected to vest, December 31, 2016	312,547	$1.82	8.60	$308,767
Options exercisable, December 31, 2016	615,045	$1.63	6.92	$721,451

Summary of restricted stock activity

A summary of the Company’s restricted stock activity and related information during the three months ended March 31, 2017 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, January 1, 2017	241,096	$1.91
Granted	—	—
Vested	(39,455)	$1.79
Forfeited	(5,222)	$2.20

Nonvested, March 31, 2017	196,419	$1.93

A summary of the Company’s restricted stock activity and related information during 2016 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, January 1, 2016	444,199	$1.69
Granted	—	—
Vested	(203,103)	1.54
Forfeited	—	—

Nonvested, December 31, 2016	241,096	$1.91

Summary of recognized compensation cost related to employee and non-employee stock-based compensation activity

The Company has recognized the following compensation cost related to employee and non-employee stock-based compensation activity:

	Three Months Ended March 31,
	2017	2016
Research and development	$115,302	$81,733
General and administrative	40,083	43,482

Total	$155,385	$125,215

The Company has recognized the following compensation cost related to employee and non-employee stock-based compensation activity:

	Year Ended December 31
	2016	2015
Research and development	$317,644	$295,304
General and administrative	170,682	174,542

Total	$488,326	$469,846

Summary of Grant date Using the Black-Scholes Option Pricing Model Using at Weighted Average Assumptions

The fair value of each stock option award granted during the year ended December 31, 2016 and 2015 respectively, was estimated on the grant date using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31
	2016	2015
Expected term (years)	6.00	6.00
Risk-free interest rate	1.39%	1.97%
Expected volatility	61.00%	78.00%
Expected dividend yield	—	—